Insurance and reinsurance contracts - CSM transition approach (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	$ 138,691	$ 125,133
Changes that relate to future service
New contracts in the year	7	7
Total changes that relate to future service	131	197
Changes that relate to current service
Release of CSM to profit or loss	(2,286)	(2,193)
Insurance service result	(2,595)	(2,258)
Net finance (income) expenses from insurance and reinsurance contracts	4,154	8,839
Effect of movements in exchange rates	(1,763)	210
Net closing (assets) liabilities at 31 Dec	146,252	138,691
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	20,184	19,168
Changes that relate to future service
Changes in estimates that adjust the CSM	153	838
New contracts in the year	2,401	2,173
Total changes that relate to future service	2,554	3,011
Changes that relate to current service
Release of CSM to profit or loss	(2,286)	(2,193)
Insurance service result	268	818
Net finance (income) expenses from insurance and reinsurance contracts	277	217
Effect of movements in exchange rates	(299)	(19)
Net closing (assets) liabilities at 31 Dec	20,430	20,184
Insurance | Contracts under MRA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	829	822
Changes that relate to future service
Changes in estimates that adjust the CSM	(11)	143
Total changes that relate to future service	(11)	143
Changes that relate to current service
Release of CSM to profit or loss	(114)	(135)
Insurance service result	(125)	8
Net finance (income) expenses from insurance and reinsurance contracts	35	24
Effect of movements in exchange rates	8	(25)
Net closing (assets) liabilities at 31 Dec	747	829
Insurance | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	3,674	3,635
Changes that relate to future service
Changes in estimates that adjust the CSM	162	462
Total changes that relate to future service	162	462
Changes that relate to current service
Release of CSM to profit or loss	(418)	(434)
Insurance service result	(256)	28
Net finance (income) expenses from insurance and reinsurance contracts	(60)	3
Effect of movements in exchange rates	(87)	8
Net closing (assets) liabilities at 31 Dec	3,271	3,674
Insurance | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	15,681	14,711
Changes that relate to future service
Changes in estimates that adjust the CSM	2	233
New contracts in the year	2,401	2,173
Total changes that relate to future service	2,403	2,406
Changes that relate to current service
Release of CSM to profit or loss	(1,754)	(1,624)
Insurance service result	649	782
Net finance (income) expenses from insurance and reinsurance contracts	302	190
Effect of movements in exchange rates	(220)	(2)
Net closing (assets) liabilities at 31 Dec	16,412	15,681
RI
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,275)	(681)
Changes that relate to future service
New contracts in the year	(1)
Total changes that relate to future service	48	(98)
Changes that relate to current service
Release of CSM to profit or loss	159	203
Insurance service result	302	171
Net finance (income) expenses from insurance and reinsurance contracts	338	(191)
Effect of movements in exchange rates	9
Net closing (assets) liabilities at 31 Dec	(2,854)	(1,275)
RI | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,345)	(1,330)
Changes that relate to future service
Changes in estimates that adjust the CSM	691	(100)
New contracts in the year	14	(70)
Total changes that relate to future service	705	(170)
Changes that relate to current service
Release of CSM to profit or loss	159	203
Insurance service result	864	33
Net finance (income) expenses from insurance and reinsurance contracts	(23)	(49)
Effect of movements in exchange rates	(6)	1
Net closing (assets) liabilities at 31 Dec	(510)	(1,345)
RI | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(45)	(34)
Changes that relate to future service
Changes in estimates that adjust the CSM	13	(19)
Total changes that relate to future service	13	(19)
Changes that relate to current service
Release of CSM to profit or loss	5	8
Insurance service result	18	(11)
Net finance (income) expenses from insurance and reinsurance contracts	(1)	(1)
Effect of movements in exchange rates	1	1
Net closing (assets) liabilities at 31 Dec	(27)	(45)
RI | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,300)	(1,296)
Changes that relate to future service
Changes in estimates that adjust the CSM	678	(81)
New contracts in the year	14	(70)
Total changes that relate to future service	692	(151)
Changes that relate to current service
Release of CSM to profit or loss	154	195
Insurance service result	846	44
Net finance (income) expenses from insurance and reinsurance contracts	(22)	(48)
Effect of movements in exchange rates	(7)
Net closing (assets) liabilities at 31 Dec	$ (483)	$ (1,300)